SETTLEMENT OF MIDSUMMER INVESTMENTS, Ltd. Et al v. Elite Pharmaceuticals Inc.	12 Months Ended
Mar. 31, 2012
Settlement Disclosure Of Pharma Network Inc [Abstract]
Settlement Disclosure Of Pharma Network Inc [Text Block]
NOTE 24 -	SETTLEMENT OF MIDSUMMER INVESTMENTS, Ltd. Et al v. Elite Pharmaceuticals Inc.

Midsummer Investments, Ltd., et al. v. Elite Pharmaceuticals, Inc. – On or about September 22, 2009, Midsummer Investments, Ltd. (“Midsummer”) and Bushido Capital Master Fund, LP (“Bushido”, and together with Midsummer, the “Plaintiffs”) filed a complaint against Elite Pharmaceuticals, Inc., a Delaware corporation (the “Company”), in the United States District Court, Southern District of New York (Case No. 09 CIV 8074) (the “Action”). The Plaintiffs asserted claims for breach of contract (injunctive relief and damages), anticipatory breach of contract (injunctive relief), conversion (injunctive relief and damages), and attorneys’ fees, arising out of a Securities Purchase Agreement, dated September 15, 2008, by and among the Company and certain purchasers of the Company’s securities (including the Plaintiffs) and the Certificate of Designation of Preferences, Rights and Limitations of Series D 8% Convertible Preferred Stock, filed with the Secretary of State of the State of Delaware on September 15, 2009 (the “Series D Certificate”). Plaintiffs claimed that they were entitled to a reduced conversion price for their Series D 8% Convertible Preferred Stock, par value US$0.01 per share (the “Series D Preferred Stock”), as a result of the Strategic Alliance Agreement, dated March 18, 2009, as amended (the “Epic SAA”), by and among the Company, on the one hand, and Epic Pharma, LLC (“Epic”) and Epic Investments, LLC (“Epic Investments”, and together with Epic, the “Epic Parties”). With their complaint, the Plaintiffs concurrently filed a request for preliminary injunction. Pursuant to an order of the Court entered into on October 16, 2009, the Plaintiffs’ request for a preliminary injunction was denied. Thereafter, Plaintiffs filed an amended complaint (the “Complaint”), asserting claims for breach of contract (injunctive relief and damages), anticipatory breach of contract (injunctive relief), conversion (damages) and attorneys’ fees, seeking compensatory damages of $7,455,363.00, delivery of 1,000,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), a declaration that all future conversions of the Series D Preferred Stock, held by Plaintiffs is at a conversion price of $0.05, attorneys’ fees, interest and costs.

The Company disputed the claims in the Complaint, believing the lawsuit to be without merit, and vigorously defended against them. The Company moved for summary judgment on the Complaint and the judge in the case did not issue an order on such motion. The Company proceeded with extensive, time-consuming and costly discovery. The court scheduled the trial to commence on June 28, 2010.

In order to avoid the delays, expense and risks inherent in litigation, after extensive negotiations, the Company entered into (i) a Stipulation of Settlement and Release, dated June 25, 2010 (the “Settlement Agreement”), with the Plaintiffs and the Epic Parties, (ii) an Amendment Agreement, dated June 25, 2010 (the “Series D Amendment Agreement”), with the Plaintiffs and (iii) an Amendment Agreement, dated June 25, 2010 (the “Series E Amendment Agreement”) with the Epic Parties. As part of the Settlement Agreement, the Action will be dismissed with prejudice.

Series D Amendment Agreement

Pursuant to the Series D Amendment Agreement, the Company and Plaintiffs agreed to amend the Series D Certificate. The holders of at least 50.1%, in the aggregate, of the Company’s outstanding Series B Preferred 8% Convertible Preferred Stock, par value US$0.01 per share, Series C 8% Convertible Preferred Stock, par value US$0.01 per share, and Series D Preferred Stock, voting as one class, consented to the filing of the Amended Certificate of Designations of the Series D 8% Convertible Preferred Stock (the “Amended Series D Certificate”) with the Secretary of State of the State of Delaware. On June 29, 2010, pursuant to the authority of its Board of Directors, the Company filed with the Secretary of State of the State of Delaware the Amended Series D Certificate.

Pursuant to the terms of the Amended Series D Certificate, the terms of the Series D Preferred Stock have been amended as follows:

•	Dividends: The Series D Preferred Stock will continue to accrue dividends at the rate of 8% per annum on their stated value of US$1,000 per share, payable quarterly on January 1, April 1, July 1 and October 1 and such rate shall not increase to 15% per annum as previously provided prior to giving effect to the Series D Amendment Agreement. In addition to being payable in cash and shares of Common Stock, as provided in the Series D Certificate, such dividends may also be paid in shares of Series D Preferred Stock (the “Dividend Payment Preferred Stock”) or a combination of cash, Common Stock and Dividend Payment Preferred Stock. Dividend Payment Preferred Stock will have the same rights, privileges and preferences as the Series D Preferred Stock, except that such Dividend Payment Preferred Stock will not be entitled to, nor accrue, any dividends pursuant to the Amended Series D Certificate.

•	Conversion Price: The conversion price of the Series D Preferred Stock shall be reduced from US$0.20 per share to US$0.07 per share (subject to adjustment as provided in the Amended Series D Certificate).

•	Automatic Monthly Conversion: On each Monthly Conversion Date (as defined below), a number of shares of Series D Preferred Stock equal to each holder’s pro-rata portion (based on the shares of Series D Preferred Stock held by each Holder on June 25, 2010) of the Monthly Conversion Amount (as defined below) will automatically convert into shares of Common Stock at the then-effective conversion price (each such conversion, a “Monthly Conversion”). Notwithstanding the foregoing, the Company will not be permitted to effect a Monthly Conversion on a Monthly Conversion Date unless (i) the Common Stock shall be listed or quoted for trading on a trading market, (ii) there is a sufficient number of authorized shares of Common Stock for issuance of all Common Stock to be issued upon such Monthly Conversion, (iii) as to any holder of Series D Preferred Stock, the issuance of the shares will not cause a breach of the beneficial ownership limitations set forth in the Amended Series D Certificate, (iv) if requested by a holder of Series D Preferred Stock and a customary Rule 144 representation letter relating to all shares of Common Stock to be issued upon each Monthly Conversion is provided by such holder after request from the Company, the shares of Common Stock issued upon such Monthly Conversion are delivered electronically through the Depository Trust Company or another established clearing corporation performing similar functions (“DTC”), may be resold by such holder pursuant to an exemption under the Securities Act and are otherwise free of restrictive legends and trading restrictions on such Holder, (v) there has been no public announcement of a pending or proposed Fundamental Transaction or Change of Control Transaction (as such terms are defined in the Amended Series D Certificate) that has not been consummated, (vi) the applicable holder of Series D Preferred Stock is not in possession of any information provided to such holder by the Company that constitutes material non-public information, and (vii) the average VWAP (as defined in the Amended Series D Certificate) for the 20 trading days immediately prior to the applicable Monthly Conversion Date equals or exceeds the then-effective conversion price of the Series D Preferred Stock. Shares of the Series D Preferred Stock issued to the holders of Series D Preferred Stock as Dividend Payment Preferred Stock shall be the last shares of Series D Preferred Stock to be subject to Monthly Conversion. As used herein, the following terms have the following meanings: (i) “Monthly Conversion Date” means the first day of each month, commencing on August 1, 2010, and terminating on the date the Series D Preferred Stock is no longer outstanding; (ii) “Monthly Conversion Amount” means an aggregate Stated Value of Series D Preferred Stock among all Holders that is equal to 25% of aggregate dollar trading volume of the Common Stock during the 20 trading days immediately prior to the applicable Monthly Conversion Date (such 20 trading day period, the “Measurement Period”), increasing to 35% of the aggregate dollar trading volume during the Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.12 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010) and further increasing to 50% of the aggregate dollar trading volume during such Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.16 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010).

•	Change of Control Transaction: Epic and its affiliates were expressly excluded from any event which would otherwise constitute a “Change of Control Transaction” due to the acquisition in excess of 40% of the Company’s voting securities.

Pursuant to the Series D Amendment Agreement, the exercise price of the Warrants (the “Series D Warrants”) to purchase shares of Common Stock issued to the holders of Series D Preferred Stock pursuant to the Securities Purchase Agreement, dated as of September 15, 2008, by and among the Company and the purchasers of Series D Preferred Stock will be reduced from $0.25 per share to US$0.125. In addition, the exercise price of the Series D Warrants may be reduced as follows:

(i)	by 20%, if on September 15, 2011, the holder of such Warrant still beneficially owns more than 50% of the Series D Preferred Stock beneficially owned by such holder as of June 25, 2010 (“Base Ownership”); and

(ii)	by 20%, if (a) on September 15, 2011, such holder then beneficially owns more than 25% of the Base Ownership and 50% or less of the Base Ownership and (b) on September 15, 2012, such holder then beneficially owns more than 25% of the Base Ownership.

Notwithstanding the foregoing, (x) in no event will the exercise price of the Series D Warrants be reduced more than once as a result of the amendments to such Series D Warrants, and (y) in the event that on September 15, 2011 or, if the condition of clause (ii)(a) above is met, on September 15, 2012, the Holder beneficially owns 25% or less of the Base Ownership, then no adjustment shall occur pursuant to the Series D Warrants, as amended by the Series D Amendment Agreement. Additionally, there will be no corresponding increase in the number of shares of Common Stock issuable upon exercise of the Warrants solely as a result of the foregoing adjustments.

To the extent such issuance does not cause the breach of the beneficial ownership limitations set forth in the Amended Series D Certificate (any excess shares will be issued to the affected holder of Series D Preferred Stock upon written notice from such holder when such holder’s beneficial ownership is below 9.9% to the extent that such issuance does not cause such holder to exceed such amount), the Company agreed to issue certain shares of Common Stock to the Plaintiffs and their respective affiliates in satisfaction of the Company’s obligation to pay certain previously accrued but unpaid dividends through March 31, 2010 owing to the Plaintiffs and their respective affiliates.

Series E Amendment Agreement

Pursuant to the Series E Amendment Agreement, the Company agreed to amend the Certificate of Designation of Preferences, Rights and Limitations of the Series E Convertible Preferred Stock, filed with Secretary of State of the State of Delaware on June 3, 2009 (the “Series E Certificate”). The Epic Parties, constituting all holders of Series E Preferred Stock, consented to the filing of the Amended Certificate of Designations of the Series E Convertible Preferred Stock (the “Amended Series E Certificate”) with the Secretary of State of the State of Delaware. On June 29, 2010, pursuant to the authority of its Board of Directors, Company filed with the Secretary of State of the State of Delaware the Amended Series E Certificate. Pursuant to the terms of the Amended Series E Certificate, the conversion price of the Series E Preferred Stock will be adjusted downward to reflect, on a pro rata basis, the reduction in the conversion price of the Series D Preferred Stock as the result of the Series D Amendment Agreement, to the extent shares of Series D Preferred Stock are converted at the reduced conversion price set forth in the Amended Series D Certificate.

Pursuant to the Series E Amendment Agreement, the Epic SAA was amended so that the purchase of the 750 Additional Shares of Series E Preferred Stock described therein for an aggregate purchase price of $750,000 would occur in 12 installments of 62.5 shares (for a purchase price of $62,500) (i) on or prior to November 1, 2009 (which has been satisfied) and (ii) within 10 business days following the last day of each calendar quarter, beginning with the first calendar quarter ending on September 30, 2010 and continuing for each of the 10 calendar quarters thereafter.

In addition, under the Series E Amendment Agreement, the third closing date is scheduled to occur on or before December 31, 2010, subject to certain conditions set forth in the Epic SAA (as amended by the Series E Amendment Agreement).

Under each of the Series D Amendment Agreement and the Series E Amendment Agreement, the Company agreed that at its next meeting of shareholders it will seek shareholder approval to amend its certificate of incorporation to increase the number of authorized but unissued shares of Common Stock to at least 760,000,000.

Settlement Agreement

Pursuant to the Settlement Agreement, Elite and the Epic Parties, individually and on behalf of each of their respective officers, directors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Elite Releasors”) agreed to release and discharge each of the Plaintiffs, BCMF Trustees LLC, an affiliate of Bushido (“BCMF”), their respective owners, officers, directors, investors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Plaintiffs’ Releases”) from any and all actions, causes of action, claims, liens, suits, debts, accounts, liabilities, expenses, attorneys’ fees, agreements, promises, charges, complaints and demands (collectively, “Loses”) which the Elite Releasors have or may have against the Plaintiffs’ Releasees that could have been asserted in the Action or any other court action, based upon any conduct up to and including the date of the Settlement Agreement. Notwithstanding the foregoing, the Elite Releasors will not release any claim of breach of the terms of the Settlement Agreement, breach of the terms of the Series D Amendment Agreement, or any cause of action arising from future conduct by the Plaintiffs’ Releases.

Pursuant to the Settlement Agreement, the Plaintiffs and BCMF, individually and on behalf of each of their respective owners, officers, directors, investors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Plaintiffs’ Releasors”) agreed to release and discharge Elite and the Epic Parties and each of their respective officers, directors, agents, representatives, successors, affiliated entities, subsidiaries, heirs, employees, administrators and assigns (the “Elite Releasees”), from any and all Losses which the Plaintiffs’ Releasors have or may have against the Elite Releasees that could have been asserted in the Action or any other court action, based upon any conduct up to and including the date of the Settlement Agreement. Notwithstanding the foregoing, the Plaintiffs’ Releasors did not release any claim of breach of the terms of the Settlement Agreement, breach of the terms of the Series D Amendment Agreement or any cause of action arising from future conduct by the Elite Releasees.

In addition, concurrently with the execution of the Settlement Agreement, legal counsel for both the Company and the Plaintiffs executed a Stipulation of Discontinuance of the Action, which such counsel will file once all conditions precedent to the effectiveness of the Settlement Agreement have been satisfied.

The foregoing description of the Amended Series D Certificate, Amended Series E Certificate, Settlement Agreement, Series D Amendment Agreement and Series E Amendment Agreement does not purport to be complete and is qualified in its entirety by reference to the complete text of such documents which are filed herewith and incorporated herein by reference.

On July 1, 2010, the Company filed with the SEC a Current Report on Form 8-K announcing the settlement of the litigation with the Plaintiffs, with such filing being incorporated by reference herein.